DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus Intermediate Municipal Bond Fund, Inc. for its fiscal year ended May 31, 1997. Your Fund produced a total return, including bond price changes and interest income, of 6.80%.* The Fund's tax-free annualized distribution rate per share was 5.06%.** (Some income may be subject to the Federal Alternative Minimum Tax for certain shareholders).
ECONOMIC REVIEW
    Plentiful jobs and low inflation spurred consumer confidence to its highest level in 27 years by the end of the reporting period, May 31, 1997. Economic growth surged 5.6% in the first quarter of this year, sharply higher than the 3.8% rate in the last quarter of 1996. With unemployment at its lowest level in 23 years, there was fear that without some preemptive tightening in monetary policy, inflationary pressures would resume. As a precaution, in March 1997, the Federal Open Market Committee (the "FOMC"), the policy-making arm of the Federal Reserve Board (the "Fed"), raised the Federal Funds rate one quarter of a percentage point to 5.50%. It was the first hike in short-term rates in over two years. (The Federal Funds rate is the rate of interest banks charge each other for overnight loans.) Fed Chairman Greenspan likened the increase to "the small immediate discomfort of a vaccination against the possibility of getting a serious disease." Subsequent to the March rate increase, signs of inventory accumulation and some moderation in retail sales may have helped stay the Fed from implementing additional increases in short-term interest rates.
    The great difference between the present economic recovery and previous ones is the absence of inflation. The economy is now in its seventh year of expansion, an expansion devoid of any appreciable resurgence in inflation. The Producer Price Index, a measure of prices paid by manufacturers and an indicator of so-called pipeline inflation, declined over the first four months of this year and has risen less than 1% over the previous twelve months. The rise in inflation on the consumer level has been similarly subdued. The Consumer Price Index increased a modest 2.5% over the twelve-month period ending in April.
    On another front, the tight labor market has spawned fears that rising wages would provide an inflationary stimulus to the economy. So far, this has not occurred. The Employment Cost Index, a gauge of wage and benefit increases, has remained below 3%. The bipartisan budget agreement recently reached between the Clinton Administration and the Republican Congressional leadership has also eased inflationary fears.
    The economic confidence of consumers is readily understandable. The exceptionally low unemployment rate has combined with a strong economy that has expanded with unusual vigor. But, despite huge business investment in technology to improve productivity, it would be folly to assume that the economy's capacity for noninflationary growth is unlimited. Consumers enjoying both job stability and rising personal incomes could increase their spending to levels that would strain production and bring on inflation; or the Fed could again tighten credit, perhaps in another precautionary move. MARKET ENVIRONMENT
    The changing outlook for the economy has been vividly reflected in the volatility that the fixed income markets have experienced over the past year. After a strong close to 1996, which confirmed the opinion that inflation was contained, early 1997 refocused on a strong labor market and the effects of wage pressures on the economy. As the economy continued to expand, investors became convinced of an imminent tightening of monetary policy by the FOMC. During this time, interest rates moved up to levels that were last seen during July 1996, and exceeded the 7% level in long-term Treasuries. Although it was assumed that most of the anticipated tightening had been reflected in the market, prices continued to erode during this time period. The sentiment reversed once again as second quarter numbers indicated a slowing economy.

    The supply of municipals has been moderate and most offerings that have come to market have been very well received, as retail demand has remained strong. The combined technical factors of high demand and limited supply enabled the municipal market to turn in a strong performance compared to the taxable fixed-income markets. This is illustrated by a comparison of the movement of 30- year U.S. Treasury Bond yields and municipal yields as represented by The Bond Buyer 25 Bond Revenue Index (the "Revenue Index"). While interest rates fluctuated significantly over the course of the year ended May 31, 1997, 30-year Treasury yields closed the period 10 basis points (.10%) lower at 6.90%. Over the same time, the Revenue Index declined by 30 basis points (.30%) to close the period at 5.91%, which represents a taxable equivalent yield of 8.20%, assuming a 28% Federal income tax bracket. (Remember, fund yields and asset values do fluctuate; past performance is no guaranteee of future results, and actual results for a fund will vary from an index).
PORTFOLIO OVERVIEW
    Some of the most dramatic changes in the municipal market occurred in spread relationships, and the flattening of the yield curve. In the ongoing quest for yield, lower-rated issues have become relatively expensive compared to higher quality paper. As the yield curve flattened, we focused our investments in the areas that we felt picked up the most value without exposing the portfolio to undue volatility. The availability of high yield paper has been very limited . Holdings such as New York City have been among the best performing issues during this year. As spreads compressed, we took advantage of this and moved out of lower rated, short call paper and into issues possessing better structure and quality. During weakness in the cycles, we opted to add out-of-favor discount paper, which has added to the Fund's performance as rates declined. The ongoing intention has been to add paper that provides ample liquidity and extends call protection.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative.
                              Very truly yours,

                          [Richard J. Moynihan signature logo]

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
June 17, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.
**     Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions.


DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.        MAY 31, 1997
[Exhibit A]
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC. AND
THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX

Dollars
$22,119
Lehman Brothers 10-Year Municipal Bond Index*
$20,046
Dreyfus Intermediate
Municipal Bond Fund
*Source: Lehman Brothers
[Exhibit A]

Average Annual Total Returns
                   One Year Ended                    Five Years Ended                   Ten Years Ended
                    May 31, 1997                       May 31, 1997                       May 31, 1997
                  _______________                   __________________                   ______________
                       6.80%                              6.32%                              7.20%

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Dreyfus Intermediate Municipal Bond Fund, Inc. on 5/31/87 to a $10,000 investment made in the Lehman Brothers 10-Year Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested.
The Fund invests primarily in municipal securities and maintains a portfolio with a weighted-average maturity ranging between 3 and 10 years. The Fund's performance shown in the line graph takes into account fees and expenses. Unlike the Fund, the Lehman Brothers 10-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, 10-year tax exempt bond market, consisting of municipal bonds with maturities of 9-12 years. The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS                               MAY 31, 1997
                                                                                                   Principal
Long-Term Municipal Investments_95.1%                                                                Amount          Value
                                                                                                   ___________     ___________
Alaska_2.1%
Alaska Industrial Development and Export Authority, Revolving Fund:
  7.80%, 4/1/2004...........................................................                      $  6,360,000     $ 6,941,558
  6.375%, 4/1/2008..........................................................                         3,000,000       3,212,220
Alaska Housing Finance Corp., Refunding 5.75%, 12/1/2009 (Insured; MBIA)....                        13,100,000      13,216,852
Anchorage Electric Utility Revenue, Refunding:
  6.50%, 12/1/2008 (Insured; MBIA)..........................................                         2,755,000       3,099,044
  6.50%, 12/1/2009 (Insured; MBIA)..........................................                         2,910,000       3,281,782
Arizona_2.5%
Greenlee County Industrial Development Authority, PCR
  (Refunding_Phelps Dodge Corp. Project) 5.45%, 6/1/2009....................                        11,410,000      11,490,669
Maricopa County Industrial Development Authority:
  Hospital Facility Revenue (Samaritan Health Services)
    7.15%, 12/1/2004 (Insured; MBIA)........................................                         9,835,000      11,193,214
  Hospital Systems Revenue, Refunding (Baptist Hospital):
    5.10%, 9/1/2004 (Insured; MBIA).........................................                         3,490,000       3,552,157
    5.20%, 9/1/2005 (Insured; MBIA).........................................                         3,125,000       3,197,344
Mesa Industrial Development Authority, Industrial Revenue
  (TRW Vehicle Safety Systems, Inc. Project) 7.25%, 10/15/2004..............                         5,000,000       5,287,750
California_5.9%
California State, Refunding 5.25%, 6/1/2011.................................                        12,445,000      12,438,902
California Department of Veteran Affairs, Home Purchase Revenue 7.80%, 8/1/2001                      5,000,000       5,249,800
California Higher Education Loan Authority, Student Loan Revenue, Refunding:
  6.40%, 12/1/2003..........................................................                         6,000,000       6,423,660
  6.50%, 6/1/2005...........................................................                         5,500,000       5,931,860
California Public Works Board, LR, Refunding (Department of
Corrections-Imperial County)
  5.125%, 9/1/2009 (Insured; MBIA)..........................................                         5,750,000       5,769,090
California Student Loan Marketing Corp., Student Loan Revenue:
  Series III-D-1, 6.70%, 7/1/2008...........................................                         2,500,000       2,577,125
  Series III-D-2, 6.75%, 7/1/2008...........................................                         2,500,000       2,586,600
Contra Costa County, COP, Refunding (Merrithew Memorial Hospital)
  5.25%, 11/1/2010 (Insured; MBIA)..........................................                         5,400,000       5,379,156
Los Angeles, Harbor Department Revenue 6.40%, 8/1/2012......................                         5,420,000       5,775,064
Northern California Power Agency, Geothermal Project Number 3, Revenue, Refunding:
  5.50%, 7/1/2005...........................................................                         7,000,000       7,187,950
  5.65%, 7/1/2007...........................................................                        12,400,000      12,783,904
Solano County, COP, Refunding (Justice Facility and Public Buildings Project)
  5.875%, 10/1/2005.........................................................                        10,000,000      10,336,300
Colorado_2.9%
Arapahoe County Capital Improvement Trust Fund, Highway Revenue
  Zero Coupon, 8/31/2008....................................................                        20,165,000      10,352,711

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                           MAY 31, 1997
                                                                                                   Principal
Long-Term Municipal Investments (continued)                                                          Amount          Value
                                                                                                   ___________     ___________
Colorado (continued)
Denver City and County, Airport Revenue:
  7.50%, 11/15/2002.........................................................                     $   6,080,000    $  6,681,981
  8.75%, 11/15/2005.........................................................                        14,485,000      17,064,634
El Paso County School District (Number 11 Colorado Springs):
  6.25%, 12/1/2009..........................................................                         1,000,000       1,100,970
  6.50%, 12/1/2010..........................................................                         2,000,000       2,240,680
  6.50%, 12/1/2011..........................................................                         2,040,000       2,288,880
Connecticut_1.1%
Connecticut:
  5.50%, 3/15/2008..........................................................                         4,000,000       4,118,320
  Special Revenue (Mashantucket Western Pequot Tribe) 6.50%, 9/1/2006 (a)...                         5,000,000       5,360,150
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
  7.30%, 11/15/2003.........................................................                         5,705,000      5,892,695
District of Columbia_2.2%
District of Columbia, Refunding 4.90%, 6/1/2000.............................                        20,000,000     19,819,200
District of Columbia, Revenue (American University) 5.50%, 10/1/2011 (Insured; AMBAC)                5,435,000      5,448,207
Metropolitan Airports Authority, Virginia General Airport Revenue
  5.75%, 10/1/2011 (Insured; MBIA)..........................................                         5,750,000      5,857,583
Florida_4.1%
Dade County:
  Aviation Revenue 5.90%, 10/1/2005 (Insured; AMBAC)........................                        10,830,000     11,452,400
  Resource Recovery Facility Revenue, Refunding
    5.20%, 10/1/2005 (Insured; AMBAC).......................................                         7,880,000      7,991,187
Dade County School Board, COP 5.375%, 5/1/2010 (Insured; AMBAC).............                         4,775,000      4,814,012
Florida School Boards Association, LR (Orange County School Board Project)
  6.25%, 7/1/2005 (Insured; AMBAC)..........................................                         3,250,000      3,419,195
Greater Orlando Aviation Authority, Airport Facilities Revenue
  6.40%, 10/1/2004 (Insured; FGIC)..........................................                         8,940,000      9,643,399
Jacksonville Electric Authority, Saint Johns River Power Park, Revenue, Refunding
  5.50%, 10/1/2006..........................................................                         6,000,000      6,282,720
Palm Beach County, Solid Waste IDR (Okeelanta Power L.P. Project)
  6.50%, 2/15/2009 (b)......................................................                         3,600,000      2,268,000
Pinellas County, RRR 5.10%, 10/1/2003 (Insured; MBIA).......................                        10,415,000     10,532,273
Georgia_.4%
Atlanta, Airport Facilities Revenue, Refunding 6%, 1/1/2007 (Insured; AMBAC)                         5,780,000      6,236,215
Hawaii_.2%
Hawaii, Airports Systems Revenue 7.50%, 7/1/2005 (Insured; FGIC)............                         3,000,000      3,291,870

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                        MAY 31, 1997
                                                                                                   Principal
Long-Term Municipal Investments (continued)                                                          Amount          Value
                                                                                                   ___________    ___________
Illinois_5.9%
Carol Stream, First Mortgage, Revenue, Refunding (Windsor Park Manor Project):
  5.50%, 12/1/1998..........................................................                       $   520,000     $  518,315
  6.50%, 12/1/2007..........................................................                         3,000,000      2,992,320
Chicago O'Hare International Airport:
  Passenger Facility Charge Revenue 5.50%, 1/1/2008 (Insured; AMBAC)........                         5,000,000      5,133,000
  Special Facility Revenue (International Terminal) Refunding:
    7.50%, 1/1/2005 (Prerefunded 1/1/2000) (c)..............................                           905,000        986,314
    7.50%, 1/1/2005.........................................................                         1,895,000      2,040,631
Chicago Public Buildings Commission, Building Revenue
  5.25%, 12/1/2003 (Insured; MBIA)..........................................                         5,000,000      5,117,400
Hoffman Estates, Tax Increment Revenue
  7.50%, 11/15/2003 (LOC; Union Bank of Switzerland) (d)....................                         5,145,000      5,513,999
Illinois:
  5.60%, 6/1/2001...........................................................                         1,000,000      1,034,700
  Sales Tax Revenue 5%, 6/15/2010...........................................                         4,610,000      4,470,317
Illinois Development Finance Authority, Community Rehabilitation
  (Providers Facility Acquisition) 8.25%, 9/1/2000..........................                         3,805,000      4,017,053
Illinois Educational Facilities Authority, Revenue, Refunding
  (Illinois Institute of Technology) 6.60%, 12/1/2009.......................                         2,665,000      2,893,311
Illinois Health Facilities Authority, Revenue:
  (Catholic Health Co. Addolorata Project) 7.625%, 7/1/1999.................                           895,000        943,786
  (Central Dupage Health Wyndemere Retirement Community)
    6.125%, 11/1/2007 (Insured; MBIA).......................................                         4,400,000      4,675,484
  (Evangelical Hospitals):
    6.75%, 4/15/2007........................................................                         2,035,000      2,312,289
    6.75%, 4/15/2007 (Prerefunded 4/15/2002) (c)............................                         1,055,000      1,166,218
  (Ingalls Memorial Hospital Project)
    7%, 1/1/2005 (Prerefunded 1/1/2000, Insured; MBIA) (c)..................                         6,000,000      6,477,420
  (Southern Illinois Hospital Services) 6.50%, 3/1/2007 (Insured; MBIA).....                         4,000,000      4,339,600
  (Swedish American Hospital)
    7.30%, 4/1/2007 (Insured; AMBAC, Prerefunded 4/1/2000) (c)..............                         4,000,000      4,371,440
Illinois Student Assistance Commission, Student Loan Revenue 5.75%, 3/1/2007                         3,365,000      3,402,217
Normal, EDR, Refunding (Dayton_Hudson Corp. Project) 6.75%, 11/1/2001.......                         3,400,000      3,628,276
Robbins, RRR (Robbins Resource Recovery Partners) 8.375%, 10/15/2010........                        15,000,000     15,424,500
Indiana_5.7%
Boonville Junior High School Building Corp., First Mortgage Revenue, Refunding
  6.80%, 7/1/2005...........................................................                         3,100,000      3,393,725
Brownsburg School Building Corp., First Mortgage:
  5.80%, 8/1/2008 (Insured; CGIC)...........................................                         2,650,000      2,784,832
  5.90%, 8/1/2009 (Insured; CGIC)...........................................                         2,895,000      3,038,939

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                      MAY 31, 1997
                                                                                                   Principal
Long-Term Municipal Investments (continued)                                                          Amount          Value
                                                                                                   ___________    ___________
Indiana (continued)
Indiana Bond Bank (Special Hospital Program Hendricks) 6.90%, 4/1/2006......                      $  3,000,000    $ 3,269,550
Indiana Health Facility Financing Authority, HR, Refunding (Clarian Health
Partners Inc.):
  5.50%, 2/15/2010..........................................................                         3,000,000      3,007,440
  5.50%, 2/15/2011..........................................................                         5,000,000      4,980,500
Indiana Municipal Power Agency, Power Supply Systems Revenue, Refunding
  5.70%, 1/1/2006 (Insured; MBIA)...........................................                         8,400,000      8,863,008
Indiana Transportation Finance Authority, Airport Facilities LR (United Air):
  6.50%, 11/1/2007..........................................................                         2,575,000      2,786,072
  6.50%, 11/1/2007 (Prerefunded 11/1/2002) (c)..............................                         2,675,000      2,947,850
Indianapolis Local Public Improvement Bond Bank, Refunding:
  6.20%, 2/1/2003...........................................................                         2,100,000      2,235,681
  6.30%, 2/1/2004...........................................................                         2,800,000      3,015,236
  6.40%, 2/1/2005...........................................................                         3,000,000      3,265,380
  6.50%, 1/1/2011 (Insured; FSA)............................................                         6,415,000      7,176,652
Knox County Hospital Association, LR 5.65%, 7/1/2008 (Insured; MBIA)........                         4,150,000      4,276,658
Logansport School Building Corp. (First Mortgage)
  7.30%, 1/15/2007 (Prerefunded 1/15/2000) (c)..............................                         4,750,000      5,158,167
North Montgomery Elementary School Building Corp., Refunding (First Mortgage)
  6.50%, 7/1/2006...........................................................                         5,665,000      6,276,933
Plymouth, Multi-School Building Corp., Refunding
  (First Mortgage-Plymouth Community School) 5.50%, 7/1/2005 (Insured; MBIA)                         3,000,000      3,113,790
Purdue University, University Revenue (Purdue University Dormitory System)
  6.90%, 7/1/2006 (Insured; AMBAC, Prerefunded 7/1/2001) (c)................                         4,075,000      4,496,803
Westfield, High School Building Corp. (First Mortgage)
  5.45%, 7/15/2009 (Insured; AMBAC).........................................                         5,000,000      5,063,350
Iowa_1.3%
Ames, HR (Mary Greeley Medical Center Project) 6.25%, 8/15/2006 (Insured; AMBAC)                     4,320,000      4,636,483
Council Bluffs, IDR, Refunding (Cargill, Inc. Project) 7%, 3/1/2007.........                         4,400,000      4,836,348
Iowa Student Loan Liquidity Corp., Student Loan Revenue:
  6.35%, 3/1/2001...........................................................                         3,400,000      3,560,888
  6.65%, 3/1/2003 (Insured; Guaranteed Student Loans).......................                         4,900,000      5,149,508
Kentucky_1.5%
Kenton County Airport Board, Airport Revenue (Cincinnati/Northern Kentucky
International)
  5.75%, 3/1/2009 (Insured; MBIA)...........................................                         3,710,000      3,835,954
Kentucky Property and Buildings Commission, Revenue, Refunding (Project
Number 55)
  6.25%, 9/1/2007 (Insured; MBIA)...........................................                         9,100,000     10,076,157
Mount Sterling, LR (Kentucky League Cities Funding) 5.625%, 3/1/2003........                         6,500,000      6,641,765
Louisiana_2.3%
Louisiana Correctional Facilities Corp., LR:
  5.55%, 12/15/2002 (Insured; FSA)..........................................                        14,000,000     14,532,840
  5.60%, 12/15/2003 (Insured; FSA)..........................................                         5,600,000      5,829,712

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                         MAY 31, 1997
                                                                                                   Principal
Long-Term Municipal Investments (continued)                                                          Amount          Value
                                                                                                  ____________   ____________
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue:
  8%, 11/15/2012 (d)........................................................                     $   4,430,000    $ 4,814,568
  8%, 11/15/2012 (Prerefunded 11/15/2002) (c, e)............................                         3,635,000      4,072,145
  (Louisiana Association of Independent Colleges and Universities) 6.50%, 12/1/2002                  2,155,000      2,242,665
Maine_.8%
Maine Educational Loan Marketing Corp., Student Loan Revenue:
  5.85%, 11/1/2002..........................................................                         7,000,000      7,245,560
  Refunding 6.90%, 11/1/2003................................................                         4,565,000      4,708,934
Massachusetts_3.5%
Boston Industrial Development Financing Authority, Sewage Facility Revenue
  (Harbor Electric Energy Project) 7.10%, 5/15/2002.........................                         3,825,000      3,985,574
Massachusetts, Refunding:
  6.40%, 8/1/2003...........................................................                         3,175,000      3,442,367
  5%, 11/1/2009.............................................................                         5,000,000      4,902,400
Massachusetts, Municipal Wholesale Electric Supply System Revenue, Refunding
  6.75%, 7/1/2008...........................................................                         5,000,000      5,359,950
Massachusetts, Water Pollution Abatement Revenue (New Bedford Loan Program):
  5.50%, 2/1/2008...........................................................                         6,950,000      7,167,396
  5.60%, 2/1/2010...........................................................                         8,255,000      8,430,584
Massachusetts Housing Finance Agency:
  Rental Revenue, Refunding:
    6.30%, 7/1/2007 (Insured; AMBAC)........................................                         3,190,000      3,319,961
    6.35%, 7/1/2008 (Insured; AMBAC)........................................                         3,425,000      3,564,946
    6.40%, 7/1/2009 (Insured; AMBAC)........................................                         3,740,000      3,890,610
  Residential Development 6.125%, 11/15/2008 (Insured; FNMA)................                         5,000,000      5,179,650
Michigan_4.1%
Detroit, Self-Insurance 5.60%, 5/1/2001.....................................                         1,260,000      1,284,759
Greater Detroit Resource Recovery Authority, Revenue, Refunding:
  6.25%, 12/13/2007 (Insured; AMBAC)........................................                         7,000,000      7,679,700
  Series A 6.25%, 12/13/2008 (Insured; AMBAC)...............................                         5,000,000      5,473,800
  Series B 6.25%, 12/13/2008 (Insured; AMBAC)...............................                         7,755,000      8,489,864
Michigan Hospital Finance Authority, Revenue, Refunding:
  (Genesys Health System) 8.10%, 10/1/2013..................................                        10,000,000     11,472,000
  (McLaren Obligated Group):
    7%, 9/15/2007 (Prerefunded 9/15/2000) (c)...............................                         3,670,000      4,013,842
    7.375%, 9/15/2008 (Prerefunded 9/15/2001) (c)...........................                         6,925,000      7,786,193
Michigan Strategic Fund, SWDR (Genesee Power Station Project) 7.125%, 1/1/2006                       7,500,000      7,604,925
Wayne State University, University Revenues, Refunding
  5.40%, 11/15/2006 (Insured; AMBAC)........................................                         3,105,000      3,196,070
Mississippi_.3%
Mississippi Development Bank, Special Obligation, Refunding
  (Adams County Hospital Revenue Project) 5.75%, 7/1/2010 (Insured; FSA)....                         3,445,000      3,532,848

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                            MAY 31, 1997
                                                                                                    Principal
Long-Term Municipal Investments (continued)                                                          Amount          Value
                                                                                                    __________    ___________
Missouri_1.9%
Phelps City Industrial Development Authority, Industrial Revenue, Refunding
  (Excel Corp. Project) 7%, 12/1/2000.......................................                     $   4,500,000    $ 4,834,440
Saint Louis, Airport Improvement Revenue, Refunding
  (Lambert_Saint Louis International Airport) 6%, 7/1/2005 (Insured; FGIC)..                         9,675,000     10,263,627
Saint Louis Municipal Finance Corp., Leasehold Revenue, Refunding:
  5.375%, 7/15/2003 (LOC; Sanwa Bank) (d)...................................                         5,075,000      5,110,170
  5.50%, 7/15/2004 (LOC; Sanwa Bank) (d)....................................                         6,835,000      6,906,699
Nebraska_.2%
Albion, IDR, Refunding (Cargill, Inc. Project) 7%, 12/1/2000................                         2,600,000      2,793,232
Nevada_1.7%
Clark County, Passenger Facility Charge Revenue
  (Las Vegas McCarran International Airport):
    5.95%, 7/1/2005 (Insured; AMBAC)........................................                         6,365,000      6,817,424
    5.80%, 7/1/2009 (Insured; MBIA).........................................                         4,250,000      4,402,745
Nevada Muni Bond Bank (Project 57 Thru 64) 5.125%, 9/1/2010 (f).............                        12,225,000     12,050,672
New Jersey_.9%
New Jersey Economic Development Authority, Revenue, Waste Paper Recycling
  (Marcal Paper Mills, Inc. Project):
    5.75%, 2/1/2004.........................................................                         2,815,000      2,863,981
    8.50%, 2/1/2010.........................................................                         2,930,000      3,330,883
Orange Township 6.60%, 2/1/2007 (Insured; FSA)..............................                         5,600,000      6,097,840
New Mexico_1.4%
New Mexico Educational Assistance Foundation, Student Loan Revenue:
  6.60%, 3/1/2005...........................................................                         9,690,000     10,344,947
  6.70%, 3/1/2006...........................................................                         8,750,000      9,323,738
New York_11.0%
City University of New York, COP, Refunding (John Jay College) 5.75%, 8/15/2004                      5,970,000      6,128,683
Hempstead Town Industrial Development Agency, RRR, Refunding
  (American Fuel Company Project):
    4.625%, 12/1/2004 (Insured; MBIA).......................................                         5,000,000      4,896,100
    4.75%, 12/1/2005........................................................                         4,000,000      3,939,560
New York City:
  7.30%, 2/1/2001...........................................................                         5,000,000      5,371,550
  7.50%, 2/1/2001...........................................................                         3,000,000      3,242,580
  6.375%, 8/15/2009.........................................................                        25,000,000     26,400,500
  Refunding:
    5.80%, 8/1/2008.........................................................                         5,725,000      5,847,229
    6.25%, 8/1/2009.........................................................                         7,000,000      7,367,430
New York Housing Corp., Growth and Income Sector, Revenue
  Zero Coupon, 11/1/2010 (Prerefunded 11/1/2000) (c)........................                        10,000,000      8,691,800

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                            MAY 31, 1997
                                                                                                   Principal
Long-Term Municipal Investments (continued)                                                          Amount          Value
                                                                                                   ___________    ___________
New York (continued)
New York City Municipal Assistance Corp., Refunding:
  Series H, 5.50%, 7/1/2004.................................................                     $   6,000,000    $ 6,233,040
  Series G, 6%, 7/1/2005....................................................                        15,000,000     16,095,150
New York State Dormitory Authority, Revenue, Department of Health:
  5.50%, 7/1/2010...........................................................                         2,000,000      1,965,160
  5.625%, 7/1/2011..........................................................                         3,240,000      3,207,244
New York State Dormitory Authority, Mental Health Service Facilities, Revenue, Refunding
  6%, 8/15/2006.............................................................                         6,940,000      7,274,230
New York State Energy, Research and Development Authority, Service Contract Revenue,
  Refunding (Western New York Nuclear Service Center)
  5.20%, 4/1/2002 (Insured; CapMac).........................................                         5,085,000      5,182,479
New York State Environmental Facilities Corp., PCR (State Water Revolving Fund)
  3.90%, 2/15/2000..........................................................                         2,090,000      2,055,954
New York State Local Government Assistance Corp., Refunding
  5%, 4/1/2009 (Insured; AMBAC).............................................                        15,000,000     14,768,700
New York State Mortgage Agency, Homeowner Mortgage Revenue 5.75%, 10/1/2010.                         3,000,000      3,047,490
New York State Thruway Authority, Service Contract Revenue (Local Highway and Bridge)
  5.75%, 4/1/2006...........................................................                         5,625,000      5,789,306
New York State Urban Development Corp., Revenue (Correctional Facilities):
  5.25%, 1/1/2010...........................................................                         4,520,000      4,358,455
  5.25%, 1/1/2011...........................................................                         4,760,000      4,563,412
Triborough Bridge and Tunnel Authority, General Purpose Revenue, Refunding
  6.75%, 1/1/2009...........................................................                         5,100,000      5,831,493
North Carolina_1.3%
North Carolina Eastern Municipal Power Agency, Power System Revenue, Refunding
  5.125%, 1/1/2003..........................................................                         7,320,000      7,258,439
North Carolina Municipal Power Agency, Electric Revenue, Refunding (Number 1 Catawba):
  6%, 1/1/2004..............................................................                         2,000,000      2,089,300
  5.25%, 1/1/2009...........................................................                         5,000,000      4,881,150
Northampton County Industrial Facilities and Pollution Control Financing Authority, SWDR
  8.05%, 11/1/2004..........................................................                         3,000,000      3,225,780
Ohio_.8%
Cincinnati Student Loan Funding Corp., Student Loan Revenue, Refunding
  7.20%, 8/1/2003...........................................................                         3,780,000      4,029,140
Franklin County, HR, Refunding (Holy Cross Health Systems) 5.20%, 6/1/2005..                         2,930,000      2,994,431
Lorain, Hospital Improvement Revenue, Refunding (Lakeland Community Hospital,
Inc.)
  6.50%, 11/15/2012.........................................................                         3,860,000      4,222,801
Oklahoma_.7%
Tulsa Airports Improvement Trust, General Revenue, Refunding (Tulsa
International Airport)
  6.125%, 6/1/1999..........................................................                         3,470,000      3,578,854

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                           MAY 31, 1997
                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                         Amount          Value
                                                                                                   ___________    ___________
Oklahoma (continued)
Washington County Medical Authority, Revenue, Refunding
  (Jane Phillips Medical Center Project) 5.50%, 11/1/2010 (Insured; Connie Lee)                  $   6,175,000    $ 6,111,212
Pennsylvania_5.5%
Lehigh County General Purpose Authority, Revenue (Wiley House):
  8.65%, 11/1/2004..........................................................                         4,300,000      4,469,291
  9.375%, 11/1/2006.........................................................                         7,070,000      7,567,587
Pennsylvania, Refunding 5.125%, 9/15/2008 (Insured; AMBAC)..................                        10,000,000     10,058,900
Pennsylvania Economic Development Financing Authority, RRR (Northampton Generating):
  6.40%, 1/1/2009...........................................................                        10,500,000     10,486,455
  Refunding 6.75%, 1/1/2007.................................................                         7,000,000      7,221,060
Pennsylvania Higher Educational Facilities Authority, Health Services Revenue
  (University of Pennsylvania):
    Series A 5.60%, 1/1/2010................................................                        10,000,000     10,195,500
    Series B 5.60%, 1/1/2010................................................                         4,350,000      4,435,043
Philadelphia Hospitals and Higher Education Facilities Authority, Revenue
  (Community Mental Health/Retardation) 8.875%, 6/15/2009...................                        13,030,000     14,145,629
Scranton-Lackawanna Health and Welfare Authority, Hospital Facilities Revenue
  (Mercy Health Systems):
    6.90%, 1/1/2003 (Insured; MBIA).........................................                         3,075,000      3,312,236
    6.90%, 1/1/2004 (Insured; MBIA).........................................                         4,330,000      4,664,060
Rhode Island_1.8%
Rhode Island Convention Center Authority, Revenue, Refunding
  4.90%, 5/15/2004 (Insured; MBIA, Prerefunded 10/15/2001) (c)..............                         5,000,000      5,007,200
Rhode Island Health and Educational Building Corp., Hospital Financing
Revenue, Refunding
  (Lifespan Obligation Group):
    5.75%, 5/15/2007 (Insured; MBIA)........................................                         4,805,000      5,061,731
    5.75%, 5/15/2008 (Insured; MBIA)........................................                         5,560,000      5,827,047
Rhode Island Housing and Mortgage Finance Corp.:
  (Homeownership Opportunity) 7.30%, 10/1/2008..............................                         4,820,000      5,225,025
  (Refunding-Rental Housing Program):
    5.65%, 10/1/2007........................................................                         2,175,000      2,205,037
    5.65%, 10/1/2008........................................................                         1,350,000      1,361,786
South Carolina_1.6%
Charleston County, Hospital Facilities Improvement Revenue, Refunding
  (Medical Society Health Project) 5.50%, 10/1/2005 (Insured; MBIA).........                         7,945,000      8,281,232
Oconee County, PCR, Refunding (Engelhard Corp. Project) 5.375%, 5/1/2006....                         6,000,000      6,112,500
Piedmont Municipal Power Agency, Electric Revenue, Refunding
  6.25%, 1/1/2004 (Insured; FGIC)...........................................                         4,050,000      4,346,576
York County, PCR (Bowater, Inc. Project) 7.625%, 3/1/2006...................                         2,900,000      3,337,378

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                            MAY 31, 1997
                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                         Amount          Value
                                                                                                   ___________    ___________
South Dakota_.5%
South Dakota Student Loan Finance Corp., Student Loan Revenue, Refunding
  6.45%, 8/1/2006...........................................................                     $   6,705,000    $ 6,964,617
Tennessee_.0%
Gatlinburg, COP (Gatlinburg Convention Center) 8.75%, 12/1/1997.............                           185,000        189,552
Texas_7.0%
Austin, Independent School District, Refunding 5.60%, 8/1/2019..............                         6,615,000      6,827,408
Brazos, Higher Education Authority Inc., Student Loan Revenue, Refunding
  5.875%, 6/1/2004..........................................................                         5,020,000      5,119,446
Ennis IDC, Revenue, Refunding (Cargill Inc., Project) 6.15%, 11/1/2003......                         2,450,000      2,577,718
Gulf Coast Waste Disposal Authority, SWDR, Refunding (Quaker Oats Co. Project)
  5.70%, 5/1/2006...........................................................                         2,210,000      2,317,693
Harris County, Criminal Justice Center 5.50%, 10/1/2011.....................                         3,330,000      3,374,622
Harris County Health Facilities Development Corp., HR, Refunding
  (Memorial Hospital System Project) 6%, 6/1/2008 (Insured; MBIA)...........                         3,000,000      3,204,360
Harris County Hospital District, Mortgage Revenue, Refunding
  7.50%, 2/15/2003 (Insured; AMBAC).........................................                         7,000,000      7,877,520
Houston, Hotel Occupancy Tax Revenue:
  7%, 7/1/2003 (Insured; FGIC)..............................................                         4,400,000      4,800,180
  7%, 7/1/2004 (Insured; FGIC)..............................................                         1,525,000      1,663,699
  Refunding 6%, 7/1/2005 (Insured; FSA).....................................                         5,750,000      6,144,105
North Central Health Facility Development Corp., Revenue 7.55%, 5/15/2008 (e)                       13,000,000     14,075,620
North Texas Higher Education Authority, Student Loan Revenue:
  7%, Series B, 4/1/2002 (Insured; AMBAC)...................................                         4,250,000      4,465,390
  7%, Series E, 4/1/2002 (Insured; AMBAC)...................................                         4,250,000      4,465,390
Rio Grande Consolidated Independent School District, Public Facilities, LR
  6.40%, 7/15/2003..........................................................                         4,000,000      4,078,600
Rio Grande Valley Health Facilities Development Corp., HR, Refunding
  (Valley Baptist Medical Center) 6.25%, 8/1/2006 (Insured; MBIA)...........                         5,100,000      5,501,013
South Texas Higher Education Authority, Student Loan Revenue, Refunding
  5.30%, 12/1/2003..........................................................                         5,350,000      5,358,720
Tarrant County Health Facilities Development Corp., Health Systems Revenue
  (Harris Methodist Health Systems) 6%, 9/1/2010............................                         7,725,000      7,678,882
Texas State College, Student Loan:
  6%, 8/1/2005..............................................................                         2,130,000      2,274,201
  6%, 8/1/2006..............................................................                         2,500,000      2,676,175
Texas Water Resources Financing Authority, Revenue 7.30%, 8/15/1998.........                         2,465,000      2,546,517

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                              MAY 31, 1997
                                                                                                    Principal
Long-Term Municipal Investments (continued)                                                           Amount          Value
                                                                                                   ___________    ___________
Utah_2.4%
Carbon County, SWDR:
  (Refunding_Sunnyside Cogeneration Project) 9%, 7/1/2006 (g)...............                     $   9,750,000    $ 7,200,765
  (Sunnyside Cogeneration Association) 7.50%, 7/1/2007 (g)..................                         7,000,000      4,962,090
Intermountain Power Agency, Power Supply Revenue, Special Obligation
  6.50%, 7/1/2010 (Insured; MBIA)...........................................                         5,200,000      5,832,996
Utah Board of Regents, Student Loan Revenue:
  6.25%, 11/1/2003 (Insured; AMBAC).........................................                         3,000,000      3,142,410
  7.05%, 11/1/2003 (Insured; AMBAC).........................................                         5,000,000      5,341,050
  6.35%, 11/1/2004 (Insured; AMBAC) (h).....................................                         3,000,000      3,167,490
  6.45%, 11/1/2005 (Insured; AMBAC).........................................                         3,000,000      3,183,720
Virginia_1.5%
Big Stone Gap Redevelopment and Housing Authority, Correctional Facility LR
  (Wallens Ridge Development Project) 6%, 9/1/2007..........................                         4,000,000      4,315,800
Fairfax County Economic Development Authority, Educational Facilities Revenue
  (George Mason University Educational Foundation):
    6.50%, 11/15/2002.......................................................                         2,000,000      2,067,460
    6.95%, 11/15/2002.......................................................                         5,360,000      5,665,198
Virginia Housing Development Authority, Commonwealth Mortgage:
  6.05%, 1/1/2004...........................................................                         4,400,000      4,533,672
  6.15%, 1/1/2005...........................................................                         4,400,000      4,541,064
Washington_6.6%
Chelan County Public Utility District Number 1, Consolidated Revenue
  (Chelan Hydroelectric) 7.55%, 7/1/2062....................................                         6,515,000      7,121,221
Clark County, Washington Public Utility District, Electric Revenue, Refunding
  6.30%, 1/1/2004 (Insured; FGIC)...........................................                         3,160,000      3,362,556
King County, Series D:
  4.95%, 12/1/2001..........................................................                         4,630,000      4,678,337
  5.20%, 12/1/2003..........................................................                         2,525,000      2,568,152
  5.40%, 12/1/2006..........................................................                         4,000,000      4,104,640
  5.60%, 12/1/2009..........................................................                         4,500,000      4,605,705
  5.70%, 12/1/2010..........................................................                         3,225,000      3,300,336
Port Seattle, Revenue 6.50%, 11/1/2005......................................                         3,000,000      3,226,680
Washington Health Care Facilities Authority, Revenue:
  (Childrens Hospital and Medical Center) 6.125%, 10/1/2007 (Insured; FGIC).                         4,000,000      4,248,000
  (Refunding-Sisters of Providence):
    5%, 10/1/2007 (Insured; AMBAC)..........................................                         5,500,000      5,473,325
    5.40%, 10/1/2010 (Insured; AMBAC).......................................                         3,000,000      3,005,880
  (Refunding_Yakima Valley Memorial Hospital) 7.875%, 1/1/2003..............                         3,300,000      3,442,329
Washington Housing Finance Commission, SFMR
  6.85%, 7/1/2011 (Insured: FNMA, GNMA).....................................                         3,445,000      3,629,583

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                          MAY 31, 1997
                                                                                                     Principal
Long-Term Municipal Investments (continued)                                                           Amount          Value
                                                                                                    ___________    ___________
Washington (continued)
Washington Public Power Supply Systems, Revenue, Refunding
  (Nuclear Project Number 1):
    7.70%, 7/1/2002.........................................................                     $  16,745,000   $ 18,790,569
    6.60%, 7/1/2004.........................................................                         2,500,000      2,692,675
  (Nuclear Project Number 2) 7.25%, 7/1/2006 (Insured; FSA).................                         6,000,000      6,928,380
  (Nuclear Project Number 3) 6%, 7/1/2007 (Insured; AMBAC)..................                         9,720,000     10,402,636
Wisconsin_1.6%
Carlton, PCR, Refunding (Wisconsin Public Service Corp.) 6.125%, 10/1/2005..                         5,000,000      5,516,650
Wisconsin Health and Educational Facilities Authority, Revenue:
  (Aurora Medical Group, Inc.) 6%, 11/15/2011 (Insured; FSA)................                         3,500,000      3,743,355
  Refunding:
    (Luther Hospital Project) 6.125%, 11/15/2006............................                         3,500,000      3,734,220
    (Wheaton Franciscan Services, Inc.) 6.50%, 8/15/2007 (Insured; MBIA)....                         3,000,000      3,209,070
Wisconsin Housing and Economic Development Authority, Housing Revenue
  5.30%, 11/1/2006..........................................................                         6,000,000      5,942,760
                                                                                                                  ____________
TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $1,270,572,239).................                                   $1,322,611,930
                                                                                                               ===============
Short-Term Municipal Investments_4.9%
California_.7%
California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric)
  VRDN 3.90% (LOC; Bank of America) (d, i)..................................                  $     10,000,000   $ 10,000,000
Florida_.3%
Broward County Housing Finance Authority, MFHR (Sanctuary Apartment Project) VRDN
  3.95% (LOC; PNC Bank) (d, i)..............................................                         4,200,000      4,200,000
Massachusetts_.2%
Massachusetts Health and Educational Facilities Authority, Revenue
  (Capital Assets Program) VRDN 4% (Insured; MBIA) (i)......................                         2,200,000      2,200,000
Maryland_.5%
Northeast Waste Disposal Authority, RRR, Refunding (Hartford County
Resources) VRDN
  3.80% (Insured; AMBAC) (i)................................................                         5,000,000      5,000,000
Prince Georges County Housing Authority, Mortgage Revenue, VRDN
  3.97% (LOC; Bankers Trust Company) (d, i).................................                         2,500,000      2,500,000
Michigan_1.1%
Midland County Economic Development Corp. LOR (Dow Chemical Company Project)
  VRDN 4.10% (i)............................................................                         15,100,000    15,100,000
New Jersey_.3%
New Jersey Economic Development Authority, Water Facilities Revenue
  (United Water New Jersey Project) VRDN 3.80% (Insured; AMBAC) (i).........                         3,600,000      3,600,000

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                             MAY 31, 1997
                                                                                                  Principal
Short-Term Municipal Investments (continued)                                                        Amount          Value
                                                                                                   ___________    ___________
New Mexico_.5%
Farmington, PCR, Refunding (Arizona Public Service Company) VRDN
  4% (LOC; Barclays Bank) (d, i)............................................                     $   7,300,000    $ 7,300,000
New York_.4%
New York City Municipal Water Facilities Authority, Water and Sewer Revenue, Refunding
  VRDN 4% (Insured; FGIC) (i)...............................................                         1,550,000      1,550,000
New York State Energy, Research and Development Authority, PCR
  (Niagara Mohawk Power Project) VRDN 4.20% (LOC; Toronto-Dominion Bank) (d, i)                      3,700,000      3,700,000
Texas_.4%
Brazos River Authority, PCR, Refunding (Texas Utilities Electric Company) VRDN
  4.25% (Insured; AMBAC) (i)................................................                         1,900,000      1,900,000
Gulf Coast Waste Disposable Authority, PCR, Refunding (Exxon Project) VRDN 4.05% (i)                 3,000,000      3,000,000
U.S. Related_.5%
Puerto Rico Commonwealth Government Development Bank, Refunding, VRDN
  2.95% (Insured; Credit Suisse) (i)........................................                         7,500,000      7,500,000
                                                                                                                ______________
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $67,550,000)...................                                     $ 67,550,000
                                                                                                               ===============
TOTAL INVESTMENTS_100.0%
  (cost $1,338,123,050).....................................................                                   $1,390,161,930
                                                                                                               ===============


DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

Summary of Abbreviations
AMBAC         American Municipal Bond Assurance Corporation      LOC     Letter of Credit
CGIC          Capital Guaranty Insurance Company                 LOR     Limited Obligation Revenue
COP           Certificate of Participation                       LR      Lease Revenue
EDR           Economic Development Revenue                       MBIA    Municipal Bond Investors Assurance
FGIC          Financial Guaranty Insurance Company                            Insurance Corporation
FNMA          Federal National Mortgage Association              MFHR    Multi-Family Housing Revenue
FSA           Financial Security Assurance                       PCR      Pollution Control Revenue
GNMA          Government National Mortgage Association           RRR      Resources Recovery Revenue
HR            Hospital Revenue                                   SFMR    Single Family Mortgage Revenue
IDC           Industrial Development Corporation                 SWDR    Solid Waste Disposal Revenue
IDR           Industrial Development Revenue                     VRDN    Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)
Fitch (j)              or          Moody's             or         Standard & Poor's          Percentage of Value
____                              ________                       ___________________          ____________________
AAA                                Aaa                            AAA                               40.7%
AA                                 Aa                             AA                                18.9
A                                  A                              A                                 16.7
BBB                                Baa                            BBB                                8.7
BB                                 Ba                             BB                                 1.4
F1+,F-1                            MIG1, VMIG1 & P1               SP1, A1                            4.9
Not Rated (k)                      Not Rated (k)                  Not Rated (k)                      8.7
                                                                                                   ________
                                                                                                   100.0%
                                                                                                   ========

Notes to Statement of Investments:
    (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, this security amounted to $5,360,150 or .4% of net assets.
    (b) On May 14, 1997, the owners/developers of the power project filed for protection under the Federal Bankruptcy Code. Subsequent to May 31, 1997, the accrual of interest related to this security was discontinued.
    (c) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
    (d) Secured by letters of credit.
    (e) Inverse floater security_the interest rate is subject to change periodically.
    (f)  Purchased on a delayed-delivery basis.
    (g)  Non-income accruing security.
    (h) Wholly held by the custodian in a segregated account as collateral for delayed-delivery securities.
    (i) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (j) Fitch currently provides creditworthiness information for a limited number of investments.
    (k) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                   MAY 31, 1997
                                                                                                Cost                 Value
                                                                                            _____________         _____________
ASSETS:                          Investments in securities-See Statement of Investments    $1,338,123,050        $1,390,161,930
                                 Interest receivable........................                                         22,611,039
                                 Receivable for shares of Common Stock subscribed                                        95,500
                                 Prepaid expenses...........................                                             41,716
                                                                                                                 _______________
                                                                                                                  1,412,910,185
                                                                                                                 _______________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                         749,235
                                 Cash overdraft due to Custodian............                                          4,829,259
                                 Payable for investment securities purchased                                         19,408,505
                                 Payable for shares of Common Stock redeemed                                            211,236
                                 Accrued expenses...........................                                            137,329
                                                                                                                 _______________
                                                                                                                     25,335,564
                                                                                                                 _______________
NET ASSETS..................................................................                                     $1,387,574,621
                                                                                                               ================
REPRESENTED BY:                  Paid-in capital............................                                     $1,332,556,710
                                 Accumulated undistributed investment income_net                                        190,338
                                 Accumulated net realized gain (loss) on investments                                  2,788,693
                                 Accumulated net unrealized appreciation (depreciation)
                                 ......on investments_Note 4                                                         52,038,880
                                                                                                                 _______________
NET ASSETS..................................................................                                     $1,387,574,621
                                                                                                               ================
SHARES OUTSTANDING
(300 MILLION SHARES OF $.01 PAR VALUE COMMON STOCK AUTHORIZED)..............                                        100,191,584
NET ASSET VALUE, offering and redemption price per share_Note 3(d)..........                                            $13.85
                                                                                                                       ========






SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS                                YEAR ENDED MAY 31, 1997
INVESTMENT INCOME
INCOME                           Interest Income............................                                        $83,686,592
EXPENSES:                        Management fee_Note 3(a)...................                  $  8,522,751
                                 Shareholder servicing costs_Note 3(b)......                     1,480,527
                                 Custodian fees.............................                       103,039
                                 Registration fees..........................                        81,716
                                 Professional fees..........................                        74,840
                                 Prospectus and shareholders' reports.......                        71,259
                                 Directors' fees and expenses_Note 3(c).....                        70,978
                                 Loan commitment fees_Note 2................                         8,988
                                 Miscellaneous..............................                        78,762
                                                                                            _______________
                                     Total Expenses.........................                                         10,492,860
                                                                                                                _______________

INVESTMENT INCOME_NET.......................................................                                         73,193,732
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 4:
                                 Net realized gain (loss) on investments....                  $  7,267,584
                                 Net unrealized appreciation (depreciation)
                                      on investments                                            15,426,694
                                                                                            _______________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                         22,694,278
                                                                                                                _______________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                        $95,888,010
                                                                                                               ================










SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                        Year Ended             Year Ended
                                                                                       May 31, 1997           May 31, 1996
                                                                                     ________________       ________________
OPERATIONS:
  Investment income_net.................................................              $  73,193,732           $ 79,130,647
  Net realized gain (loss) on investments...............................                  7,267,584             11,398,825
  Net unrealized appreciation (depreciation) on investments.............                 15,426,694            (36,784,906)
                                                                                     ________________       ________________
    Net Increase (Decrease) in Net Assets Resulting from Operations.....                 95,888,010             53,744,566
                                                                                     ________________       ________________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income_net.................................................                (73,003,394)           (79,130,647)
  Net realized gain on investments......................................                (11,356,489)            (2,766,133)
                                                                                     ________________       ________________
    Total Dividends.....................................................                (84,359,883)           (81,896,780)
                                                                                     ________________       ________________
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold.........................................                444,191,569            692,235,889
  Dividends reinvested..................................................                 62,367,051             60,507,179
  Cost of shares redeemed...............................................              (597,852,386)           (826,761,167)
                                                                                     ________________       ________________
    Increase (Decrease) in Net Assets from Capital Stock Transactions...                (91,293,766)           (74,018,099)
                                                                                     ________________       ________________
      Total Increase (Decrease) in Net Assets...........................                (79,765,639)          (102,170,313)
NET ASSETS:
  Beginning of Period...................................................              1,467,340,260          1,569,510,573
                                                                                     ________________       ________________
  End of Period.........................................................             $1,387,574,621         $1,467,340,260
                                                                                     ==============       =================
UNDISTRIBUTED INVESTMENT INCOME_NET.....................................         $          190,338                ___
                                                                                     ________________       ________________
                                                                                          Shares                 Shares
                                                                                     ________________       ________________
CAPITAL SHARE TRANSACTIONS:
  Shares sold...........................................................                 32,137,077             49,389,916
  Shares issued for dividends reinvested................................                  4,494,575              4,311,276
  Shares redeemed.......................................................                (43,184,362)           (58,922,345)
                                                                                     ________________       ________________
    Net Increase (Decrease) in Shares Outstanding.......................                 (6,552,710)            (5,221,153)
                                                                                     ==============       =================

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                  Year Ended May 31,
                                                     __________________________________________________________________
PER SHARE DATA:                                        1997           1996           1995           1994           1993
                                                     _______        _______        _______        _______        _______
    Net asset value, beginning of period........     $13.75         $14.02         $13.84         $14.31         $13.96
                                                     _______        _______        _______        _______        _______
    Investment Operations:
    Investment income_net.................              .71            .72            .75            .76            .81
    Net realized and unrealized gain (loss)
      on investments............................        .20           (.24)           .24           (.31)           .66
                                                     _______        _______        _______        _______        _______
    Total from Investment Operations.......             .91            .48            .99            .45           1.47
                                                     _______        _______        _______        _______        _______
    Distributions:
    Dividends from investment income_net.......        (.70)          (.72)          (.75)          (.76)          (.81)
    Dividends from net realized gain on investments    (.11)          (.03)          (.06)          (.16)          (.31)
                                                     _______        _______        _______        _______        _______
    Total Distributions..........................      (.81)          (.75)          (.81)          (.92)         (1.12)
                                                     _______        _______        _______        _______        _______
    Net asset value, end of period..............     $13.85         $13.75         $14.02         $13.84         $14.31
                                                     =======       =======        ========       =======       =========
TOTAL INVESTMENT RETURN.......................        6.80%          3.44%          7.54%          3.13%         10.88%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......      .73%           .71%           .73%           .70%           .71%
    Ratio of net investment income
      to average net assets......................     5.10%          5.14%          5.52%          5.22%          5.68%
    Portfolio Turnover Rate.....................     46.67%         48.70%         42.18%         36.27%         60.14%
    Net Assets, end of period (000's Omitted)    $1,387,575     $1,467,340     $1,569,511     $1,724,126     $1,703,674








SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
NOTE 1_SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Intermediate Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares which are sold to the public without a sales charge.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2_BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended May 31, 1997, the Fund did not borrow under the Facility.
NOTE 3_MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. However, pursuant to the court
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) approved settlement of previously disclosed litigation, commencing October 15, 1988 the Manager has agreed to make payments to the Fund for 10 years, ranging from $0 to $1 million per year depending upon average daily net assets of the Fund. The management fee for the period ended May 31, 1997 was reduced by $90,000 pursuant to the settlement of litigation.
    (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 1997, the Fund was charged an aggregate of $630,212 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $542,187 during the period ended May 31, 1997.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
    (D) Effective November 4, 1996, a .10% redemption fee is charged on certain redemptions of Fund shares (including redemptions through use of the Fund Exchanges service) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs fifteen days following the date of issuance. During the period ended May 31, 1997, redemption fees amounted to $9,888.
NOTE 4_SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 1997, amounted to $648,183,695 and $782,633,551, respectively.
    At May 31, 1997, accumulated net unrealized appreciation on investments was $52,038,880, consisting of $58,849,498 gross unrealized appreciation and $6,810,618 gross unrealized depreciation.
    At May 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
    We have audited the accompanying statement of assets and liabilities of Dreyfus Intermediate Municipal Bond Fund, Inc., including the statement of investments, as of May 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Intermediate Municipal Bond Fund, Inc. at May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                              [Ernst & Young LLP signature logo]
New York, New York
July 3, 1997
IMPORTANT TAX INFORMATION (UNAUDITED)
    In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended May 31, 1997:
    _ all the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular Federal income tax), and
    _ the Fund hereby designates $.0916 per share as a long-term capital gain distribution of the $.1105 per share paid on December 5, 1996.
    As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1997 calendar year on Form 1099-DIV which will be mailed by January 31, 1998.
[Dreyfus lion "d" logo]
Registration Mark
DREYFUS INTERMEDIATE MUNICIPAL
BOND FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                            947AR975
[Dreyfus logo]
Registration Mark

Intermediate
Municipal Bond
Fund
Annual Report
May 31, 1997